LIBERTY MASSACHUSETTS
                                 TAX-EXEMPT FUND

                                Semiannual Report
                                  July 31, 2002

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

PRESIDENT'S MESSAGE


[Photo of Keith T. Banks]

Dear Shareholder:

Demand for municipal bonds remained strong during the first half of 2002 as investors sought refuge from a declining stock market. Municipal bonds also benefited as short-term interest rates stabilized and long-term interest rates declined in a reversal of the expectations that were in place when the year began. In January, we were expecting a modest economic recovery and a rise in short-term interest rates later in the year. Then, when first-quarter US economic growth was stronger than expected, it appeared that the Federal Reserve Board might raise interest rates sooner rather than later. However, by June, a combination of factors had slowed the pace of the national economic recovery. The rate at which American businesses were replacing their inventories slowed. The positive effects of a mild winter on the homebuilding sector, which had resulted in a significant rise in housing starts during the early months of the year, began to wear off. Auto sales weakened as discounts were reduced and consumers reined in their spending. As a result, expectations of a potential Fed boost of short-term interest rates diminished, and short-term rates ended the six-month period where they began.

The following report will provide you with detailed information about the fund's performance during this generally favorable period for the municipal bond market and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty Massachusetts Tax-Exempt Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

NET ASSET VALUE PER SHARE as of 7/31/02 ($)
         Class A                          8.01
         Class B                          8.01
         Class C                          8.01

DISTRIBUTIONS DECLARED PER SHARE
2/1/02 - 7/31/02 ($)
         Class A                          0.19
         Class B                          0.16
         Class C                          0.17

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

--------------------------------------------------------------------------------
             o NOT FDIC INSURED o May lose value o No bank guarantee
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Value of a $10,000 investment
7/31/92 - 7/31/02

PERFORMANCE OF A $10,000 INVESTMENT
7/31/92 - 7/31/02 ($)

                  without      with
                   sales       sales
                  charge      charge
---------------------------------------
 Class A          18,295      17,426
---------------------------------------
 Class B          16,989      16,989
---------------------------------------
 Class C          17,891      17,891




[Line Chart]

Class A shares without sales charge         $18,295
------------------------------------------------------
Class A shares with sales charge            $17,426
------------------------------------------------------
Lehman Brothers Municipal Bond Index        $18,784
------------------------------------------------------


              Class A     Class A
               shares       shares           Lehman
              without         with         Brothers
                sales        sales        Municipal
               charge       charge       Bond Index
7/1992         10000          9525            10000
                9830          9363             9869
               10308          9818            10267
               10681         10174            10631
               10920         10401            10883
               11285         10749            11259
               11529         10981            11525
               10893         10376            10862
               11128         10599            11089
               10717         10208            10769
               11123         10595            11116
               11559         11010            11584
               11766         11207            11962
               12271         11688            12367
               12779         12172            12789
               12337         11751            12505
               12583         11986            12751
               12916         12302            13073
               13089         12467            13280
               13163         12538            13335
               13885         13225            14059
               13990         13326            14183
               14389         13705            14624
               14310         13630            14576
               14640         13945            14902
               15034         14320            15321
               15287         14561            15597
               15171         14450            15589
               14857         14151            15332
               14470         13783            15049
               14376         13693            15030
               14864         14158            15445
               15345         14616            15991
               15726         14979            16330
               16576         15789            17028
               16427         15647            17048
               17216         16398            17604
               17681         16841            18046
               17509         16677            18031
               17724         16883            18241
7/2002         18295         17426            18784



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. The principal value and investment returns will vary, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index is not an investment, does not incur fees or expenses and is not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/02 (%)

Share class                                    A                          B                           C
Inception                                   4/10/87                    6/8/92                      8/1/97
---------------------------------------------------------------------------------------------------------------
                                     without       with         without        with        without       with
                                      sales        sales         sales         sales        sales        sales
                                     charge       charge        charge        charge       charge       charge
---------------------------------------------------------------------------------------------------------------
6-month (cumulative)                  4.47        -0.49          4.08         -0.92          4.24         3.24
---------------------------------------------------------------------------------------------------------------
1-year                                6.25         1.20          5.46          0.46          5.77         4.77
---------------------------------------------------------------------------------------------------------------
5-year                                5.67         4.64          4.88          4.55          5.20         5.20
---------------------------------------------------------------------------------------------------------------
10-year                               6.23         5.71          5.44          5.44          5.99         5.99
---------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/02 (%)

Share class                                    A                          B                           C
---------------------------------------------------------------------------------------------------------------
                                     without       with         without        with         without       with
                                      sales        sales         sales         sales         sales        sales
                                     charge       charge        charge        charge        charge       charge
---------------------------------------------------------------------------------------------------------------
6-month (cumulative)                  4.54         -0.43         4.15         -0.85          4.31         3.31
---------------------------------------------------------------------------------------------------------------
1-year                                7.23          2.13         6.43          1.43          6.75         5.75
---------------------------------------------------------------------------------------------------------------
5-year                                5.97          4.95         5.19          4.86          5.51         5.51
---------------------------------------------------------------------------------------------------------------
10-year                               6.41          5.90         5.63          5.63          6.18         6.18
---------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. The principal value and investment returns will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes varies based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

SEC YIELDS AS OF 7/31/02 (%)

CLASS A                            3.79
CLASS B                            3.25
CLASS C                            3.54

THE 30-DAY SEC YIELDS REFLECT THE FUND'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 3.79%, 3.25% AND 3.24% FOR CLASS A, B AND C SHARES, RESPECTIVELY.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 7/31/02 (%)

CLASS A                            6.54
CLASS B                            5.61
CLASS C                            6.11

TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE COMBINED MAXIMUM EFFECTIVE 42.04% FEDERAL AND STATE INCOME TAX RATE. THIS TAX RATE DOES NOT REFLECT THE PHASEOUT OF EXEMPTIONS OR THE REDUCTION OF OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.

ABOUT DURATION
--------------------------------------------------------------------------------
Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and more accurate measure of a fund's exposure to changing interest rates.

Since we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise, or we raise duration when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.


--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

For the six months ended July 31, 2002, Liberty Massachusetts Tax-Exempt Fund's class A shares delivered a total return of 4.47%, without a sales charge. That was higher than the Lehman Brothers Municipal Bond Index, which returned 4.17% over the same period.

During the fund's reporting period, investor sentiment swung from one extreme to another as expectations about the economy and interest rates changed. When it looked like the economic recovery might be stronger than expected, fears that the Federal Reserve might raise interest rates sooner rather than later put pressure on the bond market. However, when the economic recovery began to wane in the second quarter, investors began to speculate that the Fed might actually lower interest rates further--and bond prices got a boost.

SECTOR AND MATURITY SELECTION AIDED PERFORMANCE
Against this backdrop of anemic economic growth and continued low interest rates, the fund's exposure to intermediate bonds and to zero coupon bonds helped the fund outperform its benchmark. Zero coupon bonds are more volatile than interest-paying bonds since "zeroes" pay accrued interest at maturity rather than periodically. Zeroes become especially attractive when overall interest rates decline because of reduced reinvestment risk relative to non-zeroes. Performance was also aided by the fact that the fund's duration was longer than most competitors. (Duration is a measure of the fund's interest rate sensitivity. See sidebar).

As long-term interest rates declined and short-term rates remained relatively flat, our strategy of favoring intermediate bonds with good call protection also contributed to positive performance. Bonds with maturities between five and 20 years were among the strongest performers.

OUTLOOK IS FOR INTERMEDIATE-MATURITY YIELDS TO DECLINE
We continue to expect an investment environment characterized by modest economic growth and low inflation. As a result, we expect yields on municipal securities beyond the three- to five-year range to edge downward. However, given the trend toward declining rates in the intermediate-maturity at the beginning of the third quarter, we would not be surprised to see near-term profit-taking in this range of the municipal market going forward. With this short-term outlook in mind, we have taken a defensive step by lowering the fund's duration slightly. We also continue to find value in non-callable and zero coupon bonds, especially in maturities between 3 and 20 years.

MASSACHUSETTS FACES MOUNTING PRESSURE
Despite balancing the 2002 budget, Massachusetts policy makers are grappling with evaporating tax receipts, revenues that were related to a rising stock market and the state's thriving technology sector, which had previously created a large tax surplus. Now the technology industry is retrenching, reversing the gains of the late 1990s. The state's debt load, pension obligations and remaining costs associated with funding infrastructure improvements are among the highest in the nation. With this cautionary outlook, we plan to take steps to cushion the fund against a potentially more difficult state fiscal environment in 2003 by insuring an increasing portion of the fund's state-backed exposure.

/s/ Gary Swayze

Gary Swayze

Gary Swayze is the portfolio manager of Liberty Massachusetts Tax-Exempt Fund. He also manages other Liberty tax-exempt funds.


----------
Investing in tax-exempt bonds involves certain risks. The value of fund shares will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks because of their limited geographical diversification.

--------------------------------------------------------------------------------
TOP 5 SECTORS AS OF 7/31/02 (%)
--------------------------------------------------------------------------------

[Bar chart]

Water & sewer               17.9
Hospitals                   12.8
Education                   12.6
State general obligations   11.8
Refunded/escrowed            9.3


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.


--------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
--------------------------------------------------------------------------------

[Bar chart]

                          As of 7/31/02          As of 1/31/02
0-5 years                    5.2                     4.5
5-7 years                    5.0                     2.1
7-10 years                   9.4                    12.2
10-15 years                 24.0                    23.4
15-20 years                 24.0                    24.9
20-25 years                  8.0                     9.4
25 years and over           20.1                    20.2
Cash equivalents             4.3                     3.3


Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

--------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 7/31/02 (%)
--------------------------------------------------------------------------------

[Pie chart]

AAA: 55.2
AA: 22.2
A: 7.1
BBB: 7.0
BB: 1.3
Non-rated: 2.9
Cash equivalents: 4.3

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS - 94.8%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 14.3%
EDUCATION - 12.6%
State College Building
   Authority, Series 1999 A:
     (a) 05/01/18              $7,760,000  $  3,614,686
     (a) 05/01/23               6,000,000     2,006,160
State Development Finance Agency:
   Boston University,
   Series 1999 P,
     6.000% 05/15/59            1,000,000     1,042,500
   College of Pharmacy &
   Health Science,
   Series 1999 B,
     6.625% 07/01/20              765,000       804,122
State Health & Educational
   Facilities Authority:
   Brandeis University,
   Series 1998 I,
     4.750% 10/01/28            7,000,000     6,651,610
   Harvard University,
   Series 1991 N,
     6.250% 04/01/20            2,250,000     2,695,500
   Learning Center for
   Deaf Children,
   Series 1999 C,
     6.100% 07/01/19            1,000,000       970,000
   Massachusetts Institute
   of Technology,
   Series 2002 K,
     5.375% 07/01/17            2,250,000     2,501,055
   Tufts University,
   Series 2002 J,
     5.500% 08/15/16              750,000       846,645
   University of Massachusetts:
   Series 2000 A,
     5.850% 10/01/20            2,000,000     2,200,620
   Series 2002 C,
     5.500% 10/01/16              500,000       550,695
State Industrial Finance Agency:
   Cambridge Friends School,
   Series 1998,
     5.750% 09/01/18            1,000,000     1,000,580
   Concord Academy,
   Series 1997,
     5.500% 09/01/27            1,250,000     1,241,525
   St. John's High School,
   Series 1998,
     5.700% 06/01/18            1,000,000     1,012,500
   Tabor Academy,
   Series 1998,
     5.400% 12/01/18            1,000,000     1,005,120
                                           ------------
                                             28,143,318
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
STUDENT LOAN - 1.7%
New England Educational Loan
   Marketing Corp., Student
   Loan, Series 1993 A,
     5.700% 07/01/05           $2,000,000  $  2,152,460
State Educational Financing
   Authority, Series 2002 E,
     5.000% 01/01/13            1,500,000     1,568,715
                                           ------------
                                              3,721,175
                                           ------------
-------------------------------------------------------
HEALTH CARE - 17.0%
CONGREGATE CARE RETIREMENT - 0.9%
Boston Industrial Development
   Finance Authority,
   Springhouse, Inc.,
   Series 1988,
     5.875% 07/01/18            1,200,000     1,051,500
State Development Finance
   Agency, Loomis Communities
   Project, Series 2002 A,
     6.900% 03/01/32            1,000,000     1,008,750
                                           ------------
                                              2,060,250
                                           ------------
HEALTH SERVICES - 0.7%
State Development Finance
   Agency, Boston Biomedical
   Research Institute,
   Series 1999,
     5.750% 02/01/29            1,750,000     1,638,472
                                           ------------
HOSPITALS - 12.8%
State Development Finance
   Agency, Massachusetts
   Biomedical Research Corp.,
   Series 2000 C,
     6.250% 08/01/20            1,000,000     1,061,430
State Health & Educational
   Facilities Authority:
   Berkshire Health System,
   Series 1994 C,
     6.000% 10/01/20            1,000,000     1,001,270
   Cape Cod Health Care:
   Series 1998 B,
     5.450% 11/15/23            2,000,000     1,886,640
   Series 2001 C,
     5.250% 11/15/17            2,000,000     2,070,520
   Children's Hospital,
   Series 1992 E,
     6.200% 10/01/16            2,000,000     2,044,320
   Covenant Health System,
   Series 2002,
     6.000% 07/01/31            1,000,000     1,013,550
   Dana-Farber Cancer Institute,
   Series 1995 G1,
     5.500% 12/01/27            5,000,000     4,886,050

See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
   Milford-Whitinsville Regional
   Hospital:
   Series 1998 C,
     5.375% 07/15/28           $  500,000  $    433,535
   Series 2002 D,
     6.350% 07/15/32            1,000,000     1,007,650
   Partners Healthcare System,
   Series 2001 C,
     5.750% 07/01/32            1,000,000     1,031,200
   South Shore Hospital,
   Series 1999 F:
     5.625% 07/01/19            2,015,000     2,044,520
     5.750% 07/01/29            1,000,000     1,004,090
   Winchester Hospital,
   Series 2000 E,
     6.750% 07/01/30            1,000,000     1,038,560
   Youville House Project,
   Series 1997,
     5.950% 02/15/17              500,000       570,540
State Industrial Finance Agency,
   Massachusetts Biomedical
   Research Corp.,
   Series 1989 A 2:
     (a) 08/01/08               2,000,000     1,606,020
     (a) 08/01/10               8,000,000     5,732,400
                                           ------------
                                             28,432,295
                                           ------------
INTERMEDIATE CARE FACILITIES - 0.4%
State Development Finance
   Agency, New England Center
   for Children, Series 1998,
     5.875% 11/01/18              975,000       861,656
                                           ------------
NURSING HOMES - 2.2%
State Industrial Finance Agency:
   Chelsea Jewish Nursing Home,
   Series 1997 A,
     6.500% 08/01/37              960,000     1,046,659
   GF/Massachusetts, Inc.,
   Series 1994,
     8.300% 07/01/23            2,275,000     2,329,031
   Woodlawn Manor, Inc.:
   Series 2000 A,
     7.750% 01/01/28            1,390,000     1,245,788
   Series 2000 B,
     10.250% 07/01/27             295,000       280,619
                                           ------------
                                              4,902,097
                                           ------------
-------------------------------------------------------




                                      PAR         VALUE
-------------------------------------------------------
HOUSING - 2.7%
MULTI-FAMILY - 2.1%
Boston Mount Pleasant Housing
   Development Corp.,
   Series 1992 A,
     6.750% 08/01/23           $1,505,000  $  1,536,575
State Housing Finance Agency,
   Series 1992 C,
     6.875% 11/15/11            3,000,000     3,067,410
                                           ------------
                                              4,603,985
                                           ------------
SINGLE FAMILY - 0.6%
State Housing Finance Agency,
   Series 1997 57,
     5.600% 06/01/30            1,435,000     1,447,843
                                           ------------
-------------------------------------------------------
OTHER - 10.9%
OTHER - 1.6%
State Development Finance Agency:
   WGBH Educational Foundation,
   Series 2002 A,
     5.750% 01/01/42            2,000,000     2,255,940
   Worcester Redevelopment
   Authority, Series 1999,
     6.000% 06/01/24            1,300,000     1,357,395
                                           ------------
                                              3,613,335
                                           ------------
REFUNDED/ESCROWED (B) - 9.3%
Plymouth County, Plymouth
   County Correctional Facility,
   Series 1992 A,
     7.000% 04/01/22            1,000,000     1,029,350
Rail Connections, Inc.,
   Rte. 128 Parking Garage,
   Series 1999 A:
     6.000% 07/01/13              500,000       588,110
     6.000% 07/01/14              500,000       588,110
State:
   Series 1990 B,
     7.000% 07/01/09            4,385,000     5,235,208
   Series 1992 B,
     6.500% 08/01/08            1,000,000     1,172,750
State Health & Educational
   Facilities Authority:
   Community Colleges Program,
   Series 1992 A,
     6.600% 10/01/22            1,250,000     1,285,887
   Cooley Dickinson Hospital,
   Series 1993 A,
     7.125% 11/15/18            1,675,000     1,769,721
   Corporation for Independent
   Living, Series 1993,
     8.100% 07/01/18              265,000       286,099

See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (B) (CONTINUED)
   Worcester Polytechnic Institute,
   Series 1991 E:
     6.625% 09/01/17           $  500,000  $    512,240
     6.750% 09/01/11              500,000       512,190
State Industrial Finance Agency,
   Belmont Home Care,
   Series 1995 A,
     9.270% 01/01/25            1,915,000     2,264,641
State Turnpike Authority,
   Series 1993 A,
     5.000% 01/01/20            5,000,000     5,265,350
Virgin Islands Public Finance
   Authority, Series 1992 A,
     7.000% 10/01/02              250,000       252,345
                                           ------------
                                             20,762,001
                                           ------------
-------------------------------------------------------
OTHER REVENUE - 0.5%
RECREATION - 0.5%
State Development Finance
   Agency, YMCA of Greater
   Boston, Series 1998,
     5.450% 11/01/28            1,000,000       963,440
                                           ------------
-------------------------------------------------------
RESOURCE RECOVERY - 1.1%
DISPOSAL - 0.6%
State Industrial Finance Agency,
   Peabody Monofill Associates,
   Inc., Series 1995,
     9.000% 09/01/05            1,145,000     1,210,838
                                           ------------
RESOURCE RECOVERY - 0.5%
State Development Finance
   Agency, Ogden Haverhill
   Project, Series 1998 B,
     5.500% 12/01/19            1,000,000       759,940
State Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.600% 12/01/19              500,000       384,585
                                           ------------
                                              1,144,525
                                           ------------
-------------------------------------------------------
TAX-BACKED - 17.3%
LOCAL GENERAL OBLIGATIONS - 2.8%
Belchertown, Series 2002,
     5.000% 01/15/14            1,665,000     1,802,329
New Bedford, Series 2001,
    5.500% 05/01/16             2,955,000     3,277,125




                                      PAR         VALUE
-------------------------------------------------------
Southern Berkshire Regional
   School District, Series 1992,
     7.000% 04/15/11           $   35,000  $     36,008
Springfield, Series 2001,
     5.500% 08/01/15            1,000,000     1,117,830
                                           ------------
                                              6,233,292
                                           ------------
SPECIAL NON-PROPERTY TAX - 1.6%
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority Revenue:
   Series 1993 W,
     5.500% 07/01/09              660,000       748,684
   Series 2002 E,
     5.500% 07/01/14            2,000,000     2,284,140
PR Commonwealth of Puerto Rico
   Public Buildings
   Authority, Government
   Facilities, Series 2002 C,
     5.500% 07/01/14              500,000       557,450
                                           ------------
                                              3,590,274
                                           ------------
STATE APPROPRIATED - 1.1%
Massachusetts Bay Transportation
   Authority, Series 1988,
     7.750% 01/15/06              200,000       220,048
University of Massachusetts
   Building Authority,
   Series 1991 A,
     7.200% 05/01/04              400,000       419,812
PR Commonwealth of Puerto Rico
   Public Finance Corp.:
   Series 1998 A,
     5.375% 06/01/15            1,000,000     1,126,190
   Series 2002 E,
     6.000% 08/01/26              600,000       679,500
                                           ------------
                                              2,445,550
                                           ------------
STATE GENERAL OBLIGATIONS - 11.8%
Massachusetts Bay
   Transportation Authority:
   Series 1991 A,
     7.000% 03/01/21            1,500,000     1,906,215
   Series 1992 B,
     6.200% 03/01/16            3,700,000     4,413,175
   Series 1994 A:
     7.000% 03/01/10            5,000,000     6,071,100
     7.000% 03/01/11            2,000,000     2,456,700
     7.000% 03/01/14            1,250,000     1,571,000
State College Building Authority,
   Series 1994 A,
     7.500% 05/01/14            1,825,000     2,366,258
State General Obligation,
   Consolidated Loan,
   Series 2001 D,
     5.500% 11/01/15            1,000,000     1,127,740

See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE GENERAL OBLIGATIONS (CONTINUED)
PR Commonwealth of Puerto Rico:
   Series 1998,
     4.500% 07/01/23           $1,000,000  $    944,230
   Series 1999,
     5.250% 07/01/18            1,000,000     1,070,410
   Series 2001,
     5.500% 07/01/16            1,750,000     1,985,865
   Public Finance Corp.,
   Series 1998 A,
     5.375% 06/01/19            2,190,000     2,425,316
                                           ------------
                                             26,338,009
                                           ------------

-------------------------------------------------------
TRANSPORTATION - 9.1%
AIR TRANSPORTATION - 1.7%
State Port Authority:
   Delta Air Lines, Inc.,
   Series 2001 A,
     5.500% 01/01/15            1,985,000     2,126,471
   US Airways, Inc.,
   Series 1999,
     6.000% 09/01/21            1,500,000     1,610,190
                                           ------------
                                              3,736,661
                                           ------------
AIRPORTS - 2.0%
State Port Authority,
   Series 1999:
   9.580% 07/01/29 (c)          1,500,000     1,680,390
   10.080% 07/01/29 (c)         2,500,000     2,832,750
                                           ------------
                                              4,513,140
                                           ------------
TOLL FACILITIES - 4.5%
State Turnpike Authority,
   Series 1999 A:
     4.750% 01/01/34            5,500,000     5,118,685
     5.000% 01/01/39            5,000,000     4,845,050
                                           ------------
                                              9,963,735
                                           ------------
TRANSPORTATION - 0.9%
State, Series 1998 B,
   (a) 06/15/12                 3,145,000     2,082,430
                                           ------------
-------------------------------------------------------
UTILITY - 21.9%
INDEPENDENT POWER PRODUCER - 0.3%
PR Commonwealth of Puerto Rico
   Industrial, Educational,
   Medical & Environmental
   Cogeneration Facilities,
   AES Project, Series 2000,
     6.625% 06/01/26              650,000       668,499
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
JOINT POWER AUTHORITY - 2.5%
State Municipal Wholesale
   Electric Co.:
   Series 1994 A, IFRN
   (variable rate),
     8.650% 07/01/16           $2,000,000  $  2,081,040
   Nuclear Project 3-A,
   Series 2001,
     5.250% 07/01/13            1,180,000     1,288,300
   Nuclear Project 6-A,
   Series 2001,
     5.250% 07/01/14            2,000,000     2,163,340
                                           ------------
                                              5,532,680
                                           ------------
MUNICIPAL ELECTRIC - 1.2%
State Development Finance
   Agency, Devens Electric
   System, Series 2001,
     6.000% 12/01/30            1,000,000     1,010,020
PR Commonwealth of Puerto Rico
   Electric Power Authority,
   Series 1995 Y,
     7.000% 07/01/07 (d)        1,500,000     1,787,445
                                           ------------
                                              2,797,465
                                           ------------
WATER & SEWER - 17.9%
Boston Water & Sewer
   Commission:
   Series 1992 A,
     5.750% 11/01/13            1,000,000     1,129,330
   Series 1993 A,
     5.250% 11/01/19            4,750,000     5,108,672
   Series 1998 D,
     4.750% 11/01/22            2,000,000     1,951,560
State Water Pollution
   Abatement Trust:
   New Bedford Project:
   Series 1996 A,
     6.000% 02/01/06              220,000       245,307
   Series 1999 A,
     6.000% 08/01/17            2,445,000     2,880,137
   Pool Project:
   Series 1999 5,
     5.500% 08/01/14            1,085,000     1,189,648
   Series 2001 7:
     5.250% 02/01/12            1,000,000     1,105,640
     5.250% 02/01/14            2,000,000     2,176,360

See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
State Water Resources Authority:
   Series 1992 A:
     6.500% 07/15/09           $2,000,000  $  2,368,900
     6.500% 07/15/19            5,000,000     6,103,250
   Series 1993 C:
     5.250% 12/01/15            3,750,000     4,130,638
     5.250% 12/01/20            2,595,000     2,639,011
   Series 1995 B,
     6.250% 12/01/13            5,000,000     6,001,600
   Series 1998 B,
     4.500% 08/01/22            3,000,000     2,804,520
                                           ------------
                                             39,834,573
                                           ------------
TOTAL MUNICIPAL BONDS
   (cost of $194,113,396)                   211,241,538
                                           ------------

SHORT-TERM OBLIGATIONS - 4.2%
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (E) - 4.2%
CO Denver Health & Hospital
   Authority, Series 2001 B,
     1.500% 12/01/31            1,000,000     1,000,000
FL Dade County Industrial
   Development Authority,
   Dolphins Stadium Project,
   Series 1985 A,
     1.350% 01/01/16              500,000       500,000
IA State Finance Authority,
   Drake University, Series 2001,
     1.550% 07/01/31              200,000       200,000
IA State Higher Education Loan
   Authority, American Institute
   of Business, Series 1998,
     1.600% 11/01/13              570,000       570,000
IA Woodbury County,
   Series 1998 A,
     1.500% 12/01/14              285,000       285,000
ID State Health Facilities
   Authority, St. Luke's Regional
   Medical Facility, Series 1995,
     1.450% 05/01/22            1,895,000     1,895,000
IN State Educational Facilities
   Authority, DePaul University,
   Series 2002,
     1.450% 07/01/32            1,700,000     1,700,000
MI Farmington Hills Hospital
   Finance Authority, Botsford
   General Hospital,
   Series 1991 B,
     1.500% 02/15/16              600,000       600,000




                                      PAR         VALUE
-------------------------------------------------------
MN Minneapolis:
   Series 1996,
     1.350% 12/01/06           $  100,000  $    100,000
   Series 2000,
     1.350% 12/01/18              350,000       350,000
NM Albuquerque Educational
   Facilities Authority, Menaul
   School, Series 1998,
     1.600% 06/01/18              455,000       455,000
NY New York City Municipal
   Water Finance Authority,
   Series 1994 G,
     1.350% 06/15/24            1,100,000     1,100,000
WY Unita County, Chevron
   USA, Inc., Series 1993,
     1.450% 08/15/20              700,000       700,000
                                           ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $9,455,000)                       9,455,000
                                           ------------

TOTAL INVESTMENTS - 99.0%
   (cost of $203,568,396)(f)                220,696,538
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 1.0%        2,233,155
-------------------------------------------------------
NET ASSETS - 100.0%                        $222,929,693
                                           ============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c) Interest rates on variable securities change periodically. The rate listed is as of July 31, 2002.

(d) This security, or a portion thereof with a market value of $297,908, is being used to collateralize open futures contracts.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2002.

(f) Cost for generally accepted accounting principles is $203,568,396. Cost for federal income tax purposes is $203,238,237. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities.

Long futures contracts open at July 31, 2002:

                                                  UNREALIZED
                       PAR VALUE                 DEPRECIATION
                      COVERED BY   EXPIRATION       MONTH
          TYPE         CONTRACTS                 AT 07/31/02
----------------------------------------------------------------------
10 Year U.S.
    Treasury Note     $9,200,000    September     $(235,457)
                                                  ==========

           ACRONYM                    NAME
           -------                    -----
            IFRN           Inverse Floating Rate Note

See notes to financial statements.

-------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------

July 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                       $203,568,396
                                           ------------
Investments, at value                      $220,696,538
Cash                                             10,620
Receivable for:
   Investments sold                             195,944
   Fund shares sold                             383,234
   Interest                                   2,366,222
Expense reimbursement due from Advisor            1,957
Deferred Trustees' compensation plan              5,493
                                           ------------
     Total Assets                           223,660,008
                                           ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                      130,710
   Futures variation margin                      80,500
   Distributions                                352,315
   Management fee                                93,984
   Transfer agent fee                            44,369
   Pricing and bookkeeping fees                   5,555
   Trustees' fee                                    791
Deferred Trustees' fee                            5,493
Other liabilities                                16,598
                                           ------------
     Total Liabilities                          730,315
                                           ------------
NET ASSETS                                 $222,929,693
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $205,918,908
Undistributed net investment income             276,486
Accumulated net realized loss                  (158,386)
Net unrealized appreciation
 (depreciation) on:
   Investments                               17,128,142
   Futures contracts                           (235,457)
                                           ------------
NET ASSETS                                 $222,929,693
                                           ============
CLASS A:
Net assets                                 $173,335,647
Shares outstanding                           21,628,250
                                           ------------
Net asset value per share                  $       8.01(a)
                                           ============
Maximum offering price per share
   ($8.01/0.9525)                          $       8.41(b)
                                           ============
CLASS B:
Net assets                                 $ 41,245,451
Shares outstanding                            5,146,476
                                           ------------
Net asset value and offering
   price per share                         $       8.01(a)
                                           ============
CLASS C:
Net assets                                 $  8,348,595
Shares outstanding                            1,041,712
                                           ------------
Net asset value and offering
   price per share                         $       8.01(a)
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

-------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------

For the Six Months Ended July 31, 2002
(Unaudited)

INVESTMENT INCOME:
Interest                                     $5,815,012
                                             ----------
EXPENSES:
Management fee                                  536,192
Distribution fee:
   Class B                                      146,718
   Class C                                       27,061
Service fee:
   Class A                                      162,118
   Class B                                       37,741
   Class C                                        6,956
Pricing and bookkeeping fees                     50,839
Transfer agent fee                              160,992
Trustees' fee                                     6,700
Custody fee                                       2,785
Other expenses                                   46,365
                                             ----------
   Total Expenses                             1,184,467
Fees and expenses waived or
   reimbursed by Advisor                         (2,849)
Fees waived by Distributor - Class C            (10,896)
Custody earnings credit                            (507)
                                             ----------
   Net Expenses                               1,170,215
                                             ----------
Net Investment Income                         4,644,797
                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                  320,798
   Futures contracts                            (95,878)
                                             ----------
     Net realized gain                          224,920
                                             ----------
Net change in unrealized
  appreciation/depreciation on:
   Investments                                4,942,338
   Futures contracts                           (222,630)
                                             ----------
     Net change in unrealized
       appreciation/depreciation              4,719,708
                                             ----------
Net Gain                                      4,944,628
                                             ----------
Net Increase in Net Assets
   from Operations                           $9,589,425
                                             ----------


See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              (UNAUDITED)
                               SIX MONTHS      YEAR
                                 ENDED         ENDED
INCREASE (DECREASE)             JULY 31,    JANUARY 31,
IN NET ASSETS:                    2002         2002
-------------------------------------------------------
OPERATIONS:
Net investment income        $  4,644,797  $ 10,067,959
Net realized gain on
   investments and
   futures contracts              224,920       270,081
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts            4,719,708       546,184
                             ------------  ------------
Net Increase from Operations    9,589,425    10,884,224
                             ------------  ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (4,013,293)  (7,529,720)
   Class B                       (782,818)  (1,673,467)
   Class C                       (153,312)    (159,512)
From net realized gains:
   Class A                             --     (863,317)
   Class B                             --     (191,871)
   Class C                             --      (18,289)
                             ------------  ------------
Total Distributions Declared
   to Shareholders             (4,949,423) (10,436,176)
                             ------------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                9,751,632   37,339,989
   Distributions reinvested     2,229,634    4,731,031
   Redemptions                (11,549,145) (25,144,007)
                             ------------  ------------
     Net Increase                 432,121   16,927,013
                             ------------  ------------
Class B:
   Subscriptions                5,579,310   10,707,612
   Distributions reinvested       494,770    1,223,203
   Redemptions                 (4,705,072) (17,117,918)
                             ------------  ------------
     Net Increase (Decrease)    1,369,008   (5,187,103)
                             ------------  ------------
Class C:
   Subscriptions                4,424,066    2,608,730
   Distributions reinvested        52,931       76,057
   Redemptions                 (1,083,555)    (459,044)
                             ------------  ------------
     Net Increase               3,393,442    2,225,743
                             ------------  ------------
Net Increase from Share
   Transactions                 5,194,571   13,965,653
                             ------------  ------------
Total Increase in Net Assets    9,834,573   14,413,701

NET ASSETS:
Beginning of period           213,095,120  198,681,419
                             ------------  ------------
End of period (including
   undistributed net
   investment income of
   $276,486 and $581,112,
   respectively)             $222,929,693  $213,095,120
                             ============  ============



                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                 ENDED        ENDED
                                JULY 31,   JANUARY 31,
                                  2002        2002
-------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                1,241,714    4,738,642
   Issued for distributions
     reinvested                   283,002      602,980
   Redemptions                 (1,470,382)  (3,196,530)
                             ------------  ------------
     Net Increase                  54,334    2,145,092
                             ------------  ------------

Class B:
   Subscriptions                  710,893    1,359,234
   Issued for distributions
     reinvested                    62,796      155,606
   Redemptions                   (598,329)  (2,170,296)
                             ------------  ------------
     Net Increase (Decrease)      175,360     (655,456)
                             ------------  ------------

Class C:
   Subscriptions                  561,484      330,561
   Issued for distributions
     reinvested                     6,715        9,668
   Redemptions                   (138,236)     (58,912)
                             ------------  ------------
     Net Increase                 429,963      281,317
                             ------------  ------------


See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Massachusetts Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Massachusetts state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At January 31, 2002, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

      YEAR OF EXPIRATION    CAPITAL LOSS CARRYFORWARD
      ------------------    -------------------------
             2010                   $117,001

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)


INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:

Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted on all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the funds constituting Liberty Funds Trust V as follows:

      AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
      ------------------------  ----------------
       First $2 billion               0.50%
       Over $2 billion                0.45%

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended July 31, 2002, the annualized net asset based fee rate was 0.036%.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. During the six months ended July 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $18,917 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $9, $15,153 and $2,438 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the six months ended July 31, 2002, the Fund's annualized service fee was 0.19%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it does not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average daily net assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)


OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $507 of custody fees were reduced by balance credits during the six months ended July 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended July 31, 2002, purchases and sales of investments, other than short-term obligations, were $11,221,368 and $12,765,242, respectively.

Unrealized appreciation (depreciation) at July 31, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $18,112,793
     Gross unrealized depreciation           (654,492)
                                          -----------
       Net unrealized appreciation        $17,458,301
                                          ===========

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at July 31, 2002.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended July 31, 2002, the Fund had no borrowings under the agreement.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                              YEAR ENDED JANUARY 31,
                                             JULY 31,       -------------------------------------------------------------
CLASS A SHARES                                2002            2002          2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   7.85       $   7.83      $   7.18     $   8.06     $   8.10     $   7.81
                                             --------       --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.18(a)        0.40(a)(b)    0.37(c)      0.37(c)      0.38         0.40
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.17           0.03(b)       0.70        (0.84)        0.10         0.35
                                             --------       --------      --------     --------     --------     --------
   Total from Investment Operations              0.35           0.43          1.07        (0.47)        0.48         0.75
                                             --------       --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.19)         (0.37)        (0.38)       (0.37)       (0.38)       (0.40)
In excess of net investment income                 --             --            --           --        (0.01)          --(d)
From net realized gains                            --          (0.04)        (0.04)          --(d)     (0.13)       (0.06)
In excess of net realized gains                    --             --            --        (0.04)          --(d)        --
                                             --------       --------      --------     --------     --------     --------
   Total Distributions Declared
     to Shareholders                            (0.19)         (0.41)        (0.42)       (0.41)       (0.52)       (0.46)
                                             --------       --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   8.01       $   7.85      $   7.83     $   7.18     $   8.06     $   8.10
                                             ========       ========      ========     ========     ========     ========
Total return (e)                                4.47%(f)(g)    5.62%(g)     15.30%(g)   (5.96)%(g)     6.25%        9.94%
                                             ========       ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                    0.94%(i)       0.92%         0.93%        0.93%        0.91%        0.90%
Net investment income (h)                       4.48%(i)       5.05%(b)      4.94%        4.81%        4.69%        5.05%
Waiver/reimbursement                              --%(i)(j)    0.05%         0.03%        0.02%          --%          --%
Portfolio turnover rate                            5%(f)          8%           18%          16%          21%          14%
Net assets, end of period (000's)            $173,336       $169,284      $152,057     $142,790     $180,628     $182,721

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)  Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED JANUARY 31,
                                             JULY 31,       -------------------------------------------------------------
CLASS B SHARES                                2002            2002          2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   7.85       $   7.83      $   7.18     $   8.06     $   8.10     $   7.81
                                             --------       --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.15(a)        0.34(a)(b)    0.31(c)      0.31(c)      0.32         0.34
Net realized and unrealized gain (loss)=
   on investments and futures contracts          0.17           0.03(b)       0.70        (0.84)        0.10         0.35
                                             --------       --------      --------     --------     --------     --------
   Total from Investment Operations              0.32           0.37          1.01        (0.53)        0.42         0.69
                                             --------       --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.16)         (0.31)        (0.32)       (0.31)       (0.32)       (0.35)
In excess of net investment income                 --             --            --           --        (0.01)          --(d)
From net realized gains                            --          (0.04)        (0.04)          --(d)     (0.10)       (0.05)
In excess of net realized gains                    --             --            --        (0.04)       (0.03)           --
                                             --------       --------      --------     --------     --------     --------
   Total Distributions Declared
     to Shareholders                            (0.16)         (0.35)        (0.36)       (0.35)       (0.46)       (0.40)
                                             --------       --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   8.01       $   7.85      $   7.83     $   7.18     $   8.06     $   8.10
                                             ========       ========      ========     ========     ========     ========
Total return (e)                                4.08%(f)(g)    4.86%(g)     14.45%(g)   (6.67)%(g)     5.44%        9.13%
                                             ========       ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                    1.69%(i)       1.67%         1.68%        1.68%        1.66%        1.65%
Net investment income (h)                       3.73%(i)       4.30%(b)      4.19%        4.06%        3.94%        4.30%
Waiver/reimbursement                              --%(i)(j)    0.05%         0.03%        0.02%          --%          --%
Portfolio turnover rate                            5%(f)          8%           18%          16%          21%          14%
Net assets, end of period (000's)            $ 41,245       $ 39,009      $ 44,038     $ 50,110     $ 59,789     $ 59,160

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)  Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED JANUARY 31,
                                             JULY 31,     -------------------------------------------------------------
CLASS C SHARES                                2002          2002          2001         2000         1999      1998(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   7.85     $   7.83      $   7.18     $   8.06     $   8.10     $   8.07
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.16(b)      0.36(b)(c)    0.34(d)      0.33(d)      0.35         0.18
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.17         0.04(c)       0.70        (0.84)        0.10         0.09
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations              0.33         0.40          1.04        (0.51)        0.45         0.27
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.17)       (0.34)        (0.35)       (0.33)       (0.35)       (0.18)
In excess of net investment income                 --           --            --           --        (0.01)          --(e)
From net realized gains                            --        (0.04)        (0.04)          --(e)     (0.13)       (0.06)
In excess of net realized gains                    --           --            --        (0.04)          --(e)        --
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared
     to Shareholders                            (0.17)       (0.38)        (0.39)       (0.37)       (0.49)       (0.24)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   8.01     $   7.85      $   7.83     $   7.18     $   8.06     $   8.10
                                             ========     ========      ========     ========     ========     ========
Total return (f)(g)                             4.24%(h)     5.17%        14.79%      (6.38)%        5.76%        3.40%(h)
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (i)                                    1.39%(j)     1.37%         1.38%        1.38%        1.36%        1.37%(j)
Net investment income (i)                       4.03%(j)     4.60%(c)      4.49%        4.36%        4.24%        4.47%(j)
Waiver/reimbursement                            0.30%(j)     0.35%         0.33%        0.32%        0.30%        0.30%(j)
Portfolio turnover rate                            5%(h)        8%           18%          16%          21%          14%(h)
Net assets, end of period (000's)            $  8,349     $  4,802      $  2,586     $  1,189      $   698     $    206

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e)  Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(j)  Annualized.

--------------------------------------------------------------------------------
TRANSFER AGENT
--------------------------------------------------------------------------------


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Massachusetts Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Massachusetts Tax-Exempt Fund

Liberty Massachusetts Tax-Exempt Fund  SEMIANNUAL REPORT, JULY 31, 2002





                                                                ----------------
                                                                    PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  HOLLISTON, MA
                                                                  PERMIT NO. 20
                                                                ----------------

[LOGO]TM LIBERTY FUNDS

         A MEMBER OF COLUMBIA MANAGEMENT GROUP
         (C)2002 LIBERTY FUNDS DISTRIBUTOR, INC.
         A MEMBER OF COLUMBIA MANAGEMENT GROUP
         ONCE FINANCIAL CENTER, BOSTON, MA 02111-2621










                                                775-03/681K-0702 (09/02) 02/1937